Business Combinations (Schedule of Assets Acquired and Liabilities Assumed, Fair Value Adjustments and Determination of Purchase Gain) (Detail) - USD ($) $ in Thousands			12 Months Ended
		Jul. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Total consideration paid			$ 0	$ 23,500
Purchase gain			$ 0	$ 891
Cardinal Bankshares Corporation
Assets
Cash and cash equivalents		$ 11,698
Investment securities		59,005
Restricted equity securities		1,308
Loans		157,852
Allowance for loan losses		0
Cash value of life insurance		6,714
Property and equipment		6,423
Intangible assets		2,469
Accrued interest receivable		539
Other assets		7,127
Total assets acquired		253,135
Liabilities
Deposits		219,273
Borrowings		8,000
Accrued interest payable		35
Other liabilities		1,436
Total liabilities acquired		228,744
Net assets acquired		24,391
Total consideration paid		23,500
Purchase gain		891
Cardinal Bankshares Corporation | As Reported by Acquiror
Assets
Cash and cash equivalents		11,698
Investment securities		59,327
Restricted equity securities		1,308
Loans		164,044
Allowance for loan losses		(2,123)
Cash value of life insurance		6,714
Property and equipment		5,384
Accrued interest receivable		539
Other assets		2,450
Total assets acquired		249,341
Liabilities
Deposits		218,671
Borrowings		8,000
Accrued interest payable		35
Other liabilities		1,289
Total liabilities acquired		227,995
Cardinal Bankshares Corporation | Fair Value Adjustments
Assets
Investment securities	[1]	(322)
Loans	[2]	(6,192)
Allowance for loan losses	[3]	2,123
Property and equipment	[4]	1,039
Intangible assets	[5]	2,469
Other assets	[6]	4,677
Total assets acquired		3,794
Liabilities
Deposits	[7]	602
Other liabilities	[8]	147
Total liabilities acquired		$ 749

[1]	Reflects the opening fair value of securities portfolio, which was established as the new book basis of the portfolio.
[2]	Reflects the fair value adjustment based on the Company's third party valuation report.
[3]	Existing allowance for loan losses eliminated to reflect accounting guidance.
[4]	Estimated adjustment to Cardinal's real property based upon third-party appraisals and the Company's evaluation of equipment and other fixed assets.
[5]	Reflects the recording of the estimated core deposit intangible based on the Company's third party valuation report.
[6]	Recording of deferred tax asset generated by the net fair value adjustments (tax rate = 34%). Also recognizes partial reversal of Cardinal's deferred tax asset valuation allowance.
[7]	Estimated fair value adjustment to time deposits based on the Company's third party evaluation report on deposits assumed.
[8]	Reflects the fair value adjustment based on the Company's evaluation of acquired other liabilities.